Accrued expenses and other liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accrued expenses and other liabilities
Accrued vessel operating expenses and voyage expenses	$ 12,096,220	$ 12,731,272
Other Accrued Liabilities, Current	4,181,864	3,317,644
Accrued Liabilities, Current	$ 16,278,084	$ 16,048,916